Goodwill and Intangible Assets - Schedule of Carrying Amount of Goodwill by Reporting Unit and Impairment Recognized (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	$ 297,906
Impairment	(285,166)
Currency translation adjustment	413
Goodwill, balance as of December 31, 2017	13,153
Office & Facilities [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	224,683
Impairment	(224,683)
Industrial [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	13,067
Currency translation adjustment	86
Goodwill, balance as of December 31, 2017	13,153
Automotive [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	45,234
Impairment	(45,561)
Currency translation adjustment	327
CPO [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	14,922
Impairment	$ (14,922)